Property, Plant and Equipment - Schedule of Property, Plant and Equipment by Geographical Location (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property plant and equipment net	$ 1,200.6	$ 1,227.2
Amsterdam, NL [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	218.1	203.8
Rotterdam, NL [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	223.6	239.7
Antwerp, BE [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	133.0	135.8
Inside Europe [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	574.7	579.3
Florida, USA [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	124.5	128.2
Fujairah, UAE [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	166.2	169.3
Tanjung Bin, Malaysia [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	335.2	350.4
Rest of the World [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment net	$ 625.9	$ 647.9